CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net change in unrealized gain (losses) on marketable securities, tax	$ 0	$ 0